Employee benefits	3 Months Ended
Jan. 31, 2019
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Employee benefits
15.	Employee benefits

Employee benefits include pensions, other post-retirement benefits, and post-employment benefits. The following table summarizes the expenses for the Bank’s principal plans(1).

	For the three months ended
	Pension plans		Other benefit plans
($ millions)	January 31 2019	January 31 2018	January 31 2019	January 31 2018
Defined benefit service cost(2)	$76	$79	$7	$(193)
Interest on net defined benefit (asset) liability	(2)	–	13	13
Other	4	3	1	(2)
Defined benefit expense	$78	$82	$21	$(182)
Defined contribution expense	$14	$10	n/a	n/a
Increase (Decrease) in other comprehensive income related to employee benefits(3)	$(395)	$50	$(65)	$34
(1)	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
(2)	The service cost for other benefit plans includes a decrease of $203 million in the first quarter of fiscal 2018, related to modifications to the Bank’s post-retirement benefits plan.
(3)	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.